RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

25.RELATED PARTY TRANSACTIONS

The Company considers its directors and officers to be key management personnel. Transactions with key management personnel are set out as follows:

	For the years ended
	December 31, 2024	December 31, 2023
	$	$
Key management compensation
Employee benefit expenses	2,189	2,212
Share-based payments	1,839	1,377
Board fees	897	880

In addition to the private placement concluded with Pallinghurst, as disclosed previously in notes 15 and 16, and in accordance with IAS 24 Related Party Disclosures, key management personnel have authority and responsibility for planning, directing, and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

During the year ended December 31, 2024, the Company incurred interest fees of $216 (US$160) ($1,716 (US$1,271) for the year ended December 31, 2023) with Pallinghurst, as disclosed above in Note 15 – Convertible Notes.

During the year ended December 31, 2024, the Company repurchased a 1% NSR to Pallinghurst Graphite International Limited, along with a second NSR of 0.2% from Pallinghurst Bond Limited. For more details on this transaction, refer to note 8 – Property, plant and equipment.

Severance

The Company has commitments under certain employment agreements. Minimum commitments under these contracts are approximately $2,785 ($2,428 in 2023). These contracts require additional minimum payments of approximately $5,644 ($4,927 in 2023) to be made upon the occurrence of certain events, such as a change of control. As a triggering event has not taken place, the contingent payments have not been reflected in these consolidated financial statements.